UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q
       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06445

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                     The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

                     P.O. BOX 161465, MIAMI, FLORIDA 33116
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              (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
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                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900
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                       Date of fiscal year end: 06/30/11
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                       Date of reporting period: 09/30/10
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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2010 (unaudited)
================================================================================

Shares or
Principal Amount                  Description                      Market Value
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                     Common stocks - 90.25% of net assets

           Airlines - 6.71%
    32,500 Copa Holdings, S.A.                                     $  1,752,075

           Banking and finance - 10.15%
    26,280 Bancolombia, S.A.                                          1,724,756
    39,000 Banco Latinoamericano de Exportaciones, S.A.                 563,550
    11,500 Doral Financial Corp.                                         19,090
    50,000 Popular, Inc.                                                145,000
     3,844 W Holding Co., Inc.                                            1,153
    11,000 Western Union Company                                        194,370

           Communications - 12.43%
    35,600 America Movil, S.A.B. de C.V. Series A                        94,063
   104,572 America Movil, S.A.B. de C.V. Series L                       281,057
    23,595 America Movil, S.A.B. de C.V. ADR                          1,258,321
     8,698 Atlantic Tele-Network, Inc.                                  428,290
   377,100 Fuego Enterprises, Inc.                                        5,657
    22,516 Grupo Radio Centro, S.A.B. ADR                               172,698
    32,400 Grupo Televisa, S.A.B. ADR                                   613,008
    40,000 Level 3 Communications                                        37,492
    80,304 Spanish Broadcasting System, Inc.                             69,864
    15,000 Telefonos de Mexico, S.A.B. de C.V. ADR Series L             223,950
    78,600 Telefonos de Mexico, S.A. de C.V.B. Series L                  59,148

           Conglomerates and holdings companies - 0.35%
   250,000 Admiralty Holding Company                                        200
    70,348 BCB Holdings Ltd.                                             88,684
     3,250 Shellshock Ltd. Ord.                                           2,689

           Construction and related - 4.30%
    53,645 Cemex S.A.B. de C.V. Series CPO                               46,105
    37,806 Cemex S.A.B. de C.V. ADR                                     321,351
        20 Ceramica Carabobo Class A ADR                                     --
    73,132 Mastec, Inc.                                                 754,722

           Consumer products and related manufacturing - 6.91%
    13,273 Grupo Casa Saba, S.A.B. de C.V. ADR                          154,896
    26,600 Watsco Incorporated                                        1,648,128

           Food, beverages and tobacco - 8.62%
    14,000 Chiquita Brands International Inc.                           185,360
    53,874 Cleanpath Resources Corp.                                        485
    20,500 Coca-Cola Femsa, S.A.B. de C.V. ADR                        1,603,510
    18,900 Fomento Economico Mexicano, S.A.B. de C.V. Series UBD         96,663
    16,690 Fresh Del Monte Produce Inc.                                 362,173


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           Housing - 2.21%
    37,500 Lennar Corp.                                                 576,750

           Investment companies - 0.01%
     4,420 Shellproof Limited                                             3,030

           Leisure - 11.75%
    39,500 Carnival Corp.                                             1,509,295
    38,500 Royal Caribbean Cruises Ltd.                               1,213,905
     9,029 Steiner Leisure Ltd.                                         344,005

           Medical - 0.31%
     8,386 Micromet, Inc.                                                56,354
       800 Orthofix International NV                                     25,136

           Mining - 0.04%
     3,863 Grupo Mexico, S.A.B. de C.V., Series B                        11,196

           Pulp and paper - 0.15%
     6,100 Kimberly-Clark de Mexico, S.A.B. de C.V. Series A             39,357

           Railroad - 5.07%
    19,000 Norfolk Southern Corporation                               1,130,690
    20,000 RailAmerica, Inc.                                            192,600

           Retail - 1.05%
     1,270 Grupo Elektra, S.A. de C.V. Series CPO                        44,643
    90,222 Wal-Mart de Mexico, S.A.B. de C.V. Series V                  228,233

           Service - 0.01%
       700 Grupo Aeroportuario del Sureste, S.A.B. de C.V. Series B       3,335

           Trucking and marine freight - 14.36%
    12,280 Grupo TMM, S.A.B. ADR                                         35,980
     1,321 Seaboard Corporation                                       2,339,491
     2,000 Seacor Holdings, Inc.                                        170,320
    20,000 Teekay Corporation                                           534,600
     8,361 Teekay LNG Partners LP.                                      265,713
    76,497 Trailer Bridge, Inc.                                         253,970
    23,000 Ultrapetrol Bahamas Ltd.                                     147,660

           Utilities - 5.54%
    12,000 Caribbean Utilities Ltd. Class A                             109,080
    66,841 Consolidated Water, Inc.                                     633,653
       700 Cuban Electric Company                                            70
    40,500 Teco Energy Inc.                                             701,460

           Other - 0.27%
   100,000 Cuba Business Development                                         --
    13,000 Impellam Group                                                28,167
    55,921 Margo Caribe, Inc.                                            41,941
       895 Siderurgica Venezolana Sivensa, S.A. ADR                          --
        79 Siderurgica Venezolana Sivensa, S.A. Series B                     --
    45,000 Xcelera, Inc.                                                     --


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Total common stocks (cost $22,908,626)                             $ 23,549,142

           Bonds - 0.00% of net assets
   165,000 Republic of Cuba - 4.5%, 1977 -
           in default (cost $63,038)                                         --

           U.S. Treasury Obligations - 7.66% of net assets
 2,000,000 U.S. Treasury Bills due 10/28/2010, 0% coupon
           (cost $1,999,925)                                       $  1,999,925

Other assets less liabilities - 2.08% of net assets                $    544,018

Net assets - 100% (applicable to 3,713,070 shares; equivalent
           to $7.03 per share)                                     $ 26,093,085

Security Valuation

The Herzfeld Caribbean Basin Fund, Inc. (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:  quoted  prices  in  active  markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


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The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2010:

                                      Level 1     Level 2   Level 3     Total
Assets (at fair value)
     Common Stocks                 $23,457,358     $91,784    $0    $23,549,142
     Debt Securities                         0   1,999,925     0      1,999,925
Total Investments in securities    $23,457,358  $2,091,709    $0    $25,549,067

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used to determine fair value:

                                   Investments in Securities at Value
Balance June 30, 2010                          $0

Unrealized gain/(loss)                          0
Net purchases/(sales)                           0
Transfers in/out of Level 3                     0

Balance September 30, 2010                     $0


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ITEM 2. CONTROLS AND PROCEDURES

      (a) The registrant's principa executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as an exhibit to this filing.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.

By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: November __, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: November __, 2010

By /s/ Cecilia L. Gondor
------------------------
Cecilia L. Gondor
Treasurer

Date: November __, 2010